Borrowings - Schedule of Borrowings (Parenthetical) (Detail) R in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 1,290,000,000
Profit on buy back of notes	0	$ 0	$ 17,700,000
Carrying value of asset	4,259,200,000	4,892,900,000
Fleet assets and CIL plant [member] | Ghana [member]
Disclosure of detailed information about borrowings [line items]
Carrying value of asset		183,600,000
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,000,000,000
Unamortized transaction costs	3,000,000	4,500,000
Profit on buy back of notes		$ 17,700,000
Term loan and revolving credit facility	1,290,000,000
US$150 million revolving senior secured credit facility - old [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	150,000,000
US$150 million revolving senior secured credit facility - new [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	150,000,000
US$70 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	70,000,000
Amount available under the facility	70,000,000
US$100 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	100,000,000
Amount available under the facility	100,000,000
A$500 million syndicated revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	500,000,000
Facility A (US $380 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	380,000,000
Facility B (US $360 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	360,000,000
Facility C (US $550 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	550,000,000
R 1,500 Million Nedbank Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R				R 1,500
R 1,500 million Nedbank revolving credit facility - new [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R				1,500
R 500 million Standard Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R				500
R 500 million Absa Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R				R 500
US$1,290 Million Term Loan and Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,290,000,000
US $147.6 Million Notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,510,000,000
Purchase of notes, amount	147,600,000
Purchase price per US$1,000	$ 880
Borrowing financed, description	The purchase of the notes amounting to US$147.6 million was financed by drawing down under the US$1,510 million term loan and revolving credit facilities (these facilities were cancelled and refinanced through the US$1,290 million term loan and revolving credit facility on 6 June 2017). The Group recognised a profit of US$17.7 million on the buy back of the notes.